UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011
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Check here if Amendment [ ]; Amendment Number:
                                                ----------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     TCG Holdings, L.L.C.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28- 12410
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
Title:    Managing Director
Phone:    202-729-5626

Signature, Place, and Date of Signing:

/s/ R. Rainey Hoffman as Attorney-
in-Fact for David M. Rubenstein*         Washington, DC      May 16, 2011
-----------------------------------   --------------------  ----------------
         Signature                         City, State           Date
*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by TCG Holdings, L.L.C.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number     Name

28-
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

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     8
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Form 13F Information Table Value Total:     $216,777
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                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.          Form 13F File Number    Name

    1           28- 12429               Carlyle Investment Management L.L.C.
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                          FORM 13-F INFORMATION TABLE

      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE    SHRS OR     SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT     PRN  CALL   DISCRETION   MANAGERS SOLE    SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
Abitibibowater Inc     Com             003687209   $1,227    45,676     SH    --  Shared-Defined    1             45,676

Charter                Cl A            16117M305   $256      5,060      SH    --  Shared-Defined    1             5,060
Communications Inc D
                       Com
Fairpoint                              305560302   $577      34,202     SH    --  Shared-Defined    1             34,202
Communications Inc

Lear Corp              Com             521865204   $9,613    196,709    SH    --  Shared-Defined    1             196,709


Lyondellbasell         SHS - A -       N53745100   $2,169    54,848     SH    --  Shared-Defined    1             54,848
Industries N

SPDR Series Trust      S&P Homebuild   78464A888   $273      15,000     SH    --  Shared-Defined    1             15,000

Time Warner Cable Inc  Com             88732J207   $440      6,166      SH    --  Shared-Defined    1             6,166

Triumph Group Inc      Com             896818101   $202,222  2,286,291  SH    --  Shared-Defined    1             2,286,291

                                LIST OF EXHIBITS


Exhibit No.     Description

    99          Power of Attorney